Prospectus Supplement	February 28, 2014

Putnam VT Absolute Return 500 Fund
Prospectus dated April 30, 2013

In the section Fund summary or Fund summaries, the fund’s goal is deleted in its entirety and replaced with the following:

Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.